OTHER REAL ESTATE (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Other Real Estate [Roll Forward]
Balance at beginning of year, net of valuation allowance		$ 1,715	[1]	$ 1,178	[1]	$ 1,628
Loans transferred to other real estate		332	[1]	2,242	[1]	1,510
Sales of other real estate		(1,161)	[1]	(1,438)	[1]	(1,822)
Additions to valuation allowance charged to expense		(148)	[1]	(267)	[1]	(138)
Balance at end of year, net of valuation allowance	[1]	738		1,715		1,178
Other repossessed assets		30		150
Real Estate Owned Valuation Allowance [Roll Forward]
Balance at beginning of year		92		144		123
Additions charged to expense		148		267		138
Direct write-downs upon sale		(150)		(319)		(117)
Balance at end of year		90		92		$ 144
Foreclosed residential real estate		700		1,200
Mortgage loans in process of foreclosure		300		700
Other real estate and repossessed assets		$ 766		$ 1,865

[1]	Table excludes other repossessed assets totaling $0.03 million and $0.15 million at December 31, 2020 and 2019, respectively.